Share based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - beginning balance	126,581,250	126,581,250	124,660,750
Granted	12,012,400		1,920,500
Forfeited	(9,056,467)
Contractually Granted - ending balance	138,593,650	126,581,250	126,581,250	124,660,750
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	43,681,848	15,835,670	11,271,880
Granted	30,811,514	27,846,178	4,563,790
Forfeited	(303,241)		(1,695,896)
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	74,493,362	43,681,848	15,835,670	11,271,880
Number of Shares
Beginning balance	41,468,341	13,925,404	11,057,510
Granted	30,811,514	27,846,178	4,563,790
Exercised	(10,802,458)
Forfeited	(303,241)		(1,695,896)
Ending balance	52,420,930	41,468,341	13,925,404	11,057,510
Vested and exercisable	6,221,650	11,126,832	1,115,739
Weighted Average Exercise Price
Beginning balance	$ 0.171	$ 0.336	$ 0.181
Granted	0.130	0.171	0.670
Exercised	0.268
Forfeited	0.144	0.780		$ 0.222
Ending balance	0.163	0.171	0.336	$ 0.181
Vested and exercisable	$ 0.190	$ 0.200	$ 0.009
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	6 years 7 months 13 days	7 years 21 days	7 years 4 months 6 days	8 years 1 month 17 days
Granted	6 years 10 months 6 days	7 years 4 months 28 days	7 years 10 months 13 days
Vested and exercisable	5 years 5 months 23 days	6 years 2 months 26 days	7 years
Aggregate intrinsic value
Beginning balance	$ 88,297	$ 49,627	$ 97,280
Granted	48,251	59,041	14,741
Ending balance	116,149	88,297	49,627	$ 97,280
Vested and exercisable	$ 11,263	$ 23,361	$ 4,341
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding share options held by non - employees	7,817,866	5,973,185
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited		(80,321)
Number of Shares
Forfeited		(80,321)